Schedule of Fair value of the Acquisition (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Business Combination and Asset Acquisition [Abstract]
Cash (*)	$ 300	[1]
Issuance of shares of common stock (1,743,781 shares) (**)	457	[2]
Total consideration transferred	$ 757

[1]	The cash payment is subject to working capital adjustments.
[2]	Quoted price as of the acquisition date